UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06718

BNY Mellon Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	07/31
Date of reporting period:	01/31/2022

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Short Term Income Fund

SEMIANNUAL REPORT January 31, 2022

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from August 1, 2021 through January 31, 2022, as provided by portfolio managers David Bowser, CFA, Nathaniel Hyde, CFA, and Scott Zaleski, CFA, of Insight North America, LLC, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended January 31, 2022, BNY Mellon Short Term Income Fund’s (the “fund”) Class D shares produced a total return of −1.80%, and Class P shares produced a total return of −1.82%.1 In comparison, the fund’s benchmark, the ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index (the “Index”), achieved a total return of −1.96% for the same period.2

Bonds came under pressure during the reporting period from the impacts of COVID-19 variants, rising inflation and an increasingly hawkish posture on the part of the U.S. Federal Reserve (the “Fed”). The fund outperformed the Index largely due to favorable duration positioning and sector allocations.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities of U.S. or foreign issuers rated investment grade or the unrated equivalent, as determined by BNY Mellon Investment Adviser, Inc. This may include U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including collateralized mortgage obligations), floating-rate loans (limited to up to 20% of the fund’s net assets) and other floating-rate securities and foreign bonds. Typically, the fund’s portfolio can be expected to have an average effective maturity and an average effective duration of three years or less.

For additional yield, the fund may invest up to 20% of its assets in fixed-income securities rated below investment grade (“high yield” or “junk” bonds) to as low as Caa/CCC or the unrated equivalent, as determined by BNY Mellon Investment Adviser, Inc. The fund will focus primarily on U.S. securities but may invest up to 30% of its total assets in fixed-income securities of foreign issuers, including those of issuers in emerging markets.

Markets Driven by Multiple Forces

The period began amid rising inflationary pressures due to economic reopenings as the COVID-19 pandemic eased, with supply-chain bottlenecks limiting the availability of goods and exacerbating pricing issues. These trends led to increased volatility, which put pressure on the Fed to adopt a more hawkish, inflation-fighting posture. Yet, as late as August 27, 2021, Fed Chairman Jerome Powell still maintained that the spike in inflation was likely to prove “transitory” and indicated no rush to tighten monetary policy.

In September 2021, the Fed’s tone shifted, as members indicated a willingness to consider reducing accommodative policies sooner rather than later due to the unexpected level and persistence of inflationary forces affecting the economy. As inflationary pressures continued to mount, Fed rhetoric grew increasingly hawkish. In November, the Fed dropped the word “transitory” when describing inflation. At the same time, the Fed forecast a possible end to their asset purchase program as early as June 2022, thereby increasing the likelihood of one or more rate hikes later that year. In December, the Fed again revised their estimate of an end to quantitative easing to March 2022, leading the market to widely anticipate multiple hikes in 2022. In a move reminiscent of the “taper tantrum” of 2013, the short end of the curve trended sharply higher in response, detracting from the performance of short-duration assets.

Duration and Allocation Positions Bolster Relative Returns

Relative returns benefited from the fund’s underweight duration exposure relative to the Index across the 5-, 3- and 2-year parts of the yield curve. Performance further benefited from overweight exposure to several asset classes, including securitized products, collateralized loan obligations (CLOs) and corporate credit. Among securitized products, investments in automotive asset-backed securities from issuers such as CarMax and GM Financial were supported by rising used car values and a strong consumer with reduced debt levels. CLOs, which are floating-rate instruments, performed well in the prevailing environment of rising interest rates, a growing economy and low default rates. Within corporate credit, securities issued by energy companies, such as Diamondback Energy, were accretive to fund performance.

Conversely, overweight exposure to corporate bonds generally detracted from performance as spreads widened across the board, negatively affecting virtually every level of credit quality. Notably underperforming holdings included issues from subordinate financials, packaging companies, gaming companies and pipelines. Overweight exposure to high yield and BBB-rated securities undermined relative returns due to allocation effects as well as disappointing security selection.

During the period, derivatives such as forwards and futures were used to hedge currency and duration risk within the portfolio. The fund’s duration hedges contributed positively to performance, while currency hedges had a neutral effect. The fund also used credit default swaps to hedge exposure to U.S. high yield debt with little overall effect on performance.

Positioned for Additional Fed Tightening

As of the end of the period, we believe the market is pricing in as many as six or seven rate hikes over the coming year. Given the prevailing inflationary environment and the extended transitionary phase due to the Omicron variant of COVID-19, we expect the Fed to continue on its current path toward monetary tightening. How quickly the Fed tapers its asset purchases appears less certain. While these developments are likely to affect the front end of the curve in the coming year, we think the market is likely to experience less volatility going forward than it has seen in recent months.

Based on these conditions and uncertainties, the fund remains underweight duration and short at the five-year part of the curve. The fund continues to hold overweight exposure to structured products, particularly in the automotive area, which we believe are positioned to benefit from the low unemployment rate, stable or improving hourly earnings, and persistent demand for used vehicles. We also continue to favor high yield debt in light of ongoing economic strength and the likelihood of persistently low default rates. In the investment-grade area, the fund holds overweight exposure to banks, which tend to benefit from rising rates and a steeper yield curve. In the corporate credit area, the fund holds overweight

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

exposure to energy in the expectation that oil and gas prices may remain elevated, as well as communications companies poised to benefit from the rollout of 5G cellular systems and increasingly advanced phone technology. The fund also holds a small overweight position in emerging markets, particularly among Eastern European corporate names and Latin American companies with energy exposure. Conversely, the fund holds relatively underweight exposure to construction product companies exposed to semiconductor shortages, as well as pandemic-sensitive industries such as restaurants. The fund also holds underweight exposure in areas such as technology, media and entertainment that were early beneficiaries of pandemic-related trends and where spreads have since tightened.

February 15, 2022

1  Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment returns fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through December 1, 2022, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2  Source: Lipper Inc. — The ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index tracks the performance of U.S. dollar-denominated, investment-grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, including all securities with a remaining term to final maturity of less than five years. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. The fixed-income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Short Term Income Fund from August 1, 2021 to January 31, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended January 31, 2022

	Class D	Class P
Expenses paid per $1,000†	$3.25	$3.50
Ending value (after expenses)	$982.00	$981.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended January 31, 2022

	Class D	Class P
Expenses paid per $1,000†	$3.31	$3.57
Ending value (after expenses)	$1,021.93	$1,021.68
†

Expenses are equal to the fund’s annualized expense ratio of .65% for Class D and .70% for Class P, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

January 31, 2022 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.2%
Aerospace & Defense - .7%
Raytheon Technologies, Sr. Unscd. Notes		3.20	3/15/2024	300,000		309,327
The Boeing Company, Sr. Unscd. Notes		1.17	2/4/2023	500,000		500,115
					809,442
Agriculture - .2%
Philip Morris International, Sr. Unscd. Notes		1.13	5/1/2023	300,000		299,935
Asset-Backed Certificates - 9.1%
CF Hippolyta, Ser. 2020-1, Cl. A1		1.69	7/15/2060	354,394	[b]	346,665
CF Hippolyta, Ser. 2021-1A, Cl. A1		1.53	3/15/2061	265,239	[b]	257,408
CLI Funding VI, Ser. 2020-1A, Cl. A		2.08	9/18/2045	158,545	[b]	155,544
CLI Funding VI, Ser. 2020-3A, Cl. A		2.07	10/18/2045	274,896	[b]	269,935
CNH Capital Canada Receivables Trust, Ser. 2021-1A, Cl. A2	CAD	1.00	11/16/2026	425,000	[b]	329,943
DataBank Issuer, Ser. 2021-1A, Cl. A2		2.06	2/27/2051	300,000	[b]	290,204
DataBank Issuer, Ser. 2021-2A, CI. A2		2.40	10/25/2051	350,000	[b]	343,119
Domino's Pizza Master Issuer, Ser. 2021-1A, Cl. A2I		2.66	4/25/2051	223,312	[b]	221,603
Flexential Issuer, Ser. 2021-1A, Cl. A2		3.25	11/27/2051	305,000	[b]	303,920
FREED ABS Trust, Ser. 2021-3FP, CI. B		1.01	11/20/2028	500,000	[b]	493,537
HPEFS Equipment Trust, Ser. 2021-2A, CI. C		0.88	9/20/2028	500,000	[b]	490,617
MMAF Equipment Finance, Ser. 2018-A, Cl. A4		3.39	1/10/2025	144,282	[b]	145,869
MVW, Ser. 2020-1A, Cl. A		1.74	10/20/2037	132,116	[b]	131,096
New Economy Assets Phase 1 Sponsor, Ser. 2021-1, Cl. A1		1.91	10/20/2061	1,125,000	[b]	1,097,460
OneMain Financial Issuance Trust, Ser. 2019-1A, Cl. A		3.48	2/14/2031	21,178	[b]	21,184
OneMain Financial Issuance Trust, Ser. 2020-2A, Cl. A		1.75	9/14/2035	350,000	[b]	345,309
Pagaya AI Debt Selection Trust, Ser. 2021-3, Cl. A		1.15	5/15/2029	452,563	[b]	449,015
Purewest Funding, Ser. 2021-1, Cl. A1		4.09	12/22/2036	483,851	[b]	480,307
Textainer Marine Containers VII, Ser. 2021-1A, Cl. A		1.68	2/20/2046	324,333	[b]	311,893

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.2% (continued)
Asset-Backed Certificates - 9.1% (continued)
Textainer Marine Containers VIII, Ser. 2020-2A, CI. A		2.10	9/20/2045	505,772	[b]	497,695
Tricon American Homes Trust, Ser. 2018-SFR1, Cl. A		3.53	5/17/2037	665,657	[b]	680,742
Trinity Rail Leasing, Ser. 2020-2A, Cl. A1		1.83	11/19/2050	255,574	[b]	254,452
TRP, Ser. 2021-1, Cl. A		2.07	6/19/2051	297,133	[b]	289,713
TRP, Ser. 2021-2, Cl. A		2.15	6/19/2051	318,575	[b]	313,148
Upstart Securitization Trust, Ser. 2021-4, Cl. A		0.84	9/20/2031	454,798	[b]	449,436
Vantage Data Centers, Ser. 2020-2A, CI. A2		1.99	9/15/2045	414,000	[b]	400,126
VB-S1 Issuer, Ser. 2020-1A, CI. C2		3.03	6/15/2050	150,000	[b]	152,028
Verizon Master Trust, Ser. 2021-1, Cl. C		0.89	5/20/2027	500,000		491,351
Verizon Owner Trust, Ser. 2019-A, Cl. C		3.22	9/20/2023	800,000		809,183
Volvo Financial Equipment, Ser. 2019-1A, Cl. A4		3.13	11/15/2023	400,000	[b]	403,754
					11,226,256
Asset-Backed Certificates/Auto Receivables - 13.9%
AmeriCredit Automobile Receivables Trust, Ser. 2019-1, Cl. C		3.36	2/18/2025	650,000		662,208
AmeriCredit Automobile Receivables Trust, Ser. 2020-1, Cl. C		1.59	10/20/2025	350,000		349,733
Bank of The West Auto Trust, Ser. 2017-1, Cl. B		2.62	11/15/2023	600,000	[b]	600,496
BMW Canada Auto Trust, Ser. 2021-1A, Cl. A3	CAD	0.76	12/20/2025	400,000	[b]	308,455
CarMax Auto Owner Trust, Ser. 2019-3, Cl. C		2.60	6/16/2025	315,000		319,879
CarMax Auto Owner Trust, Ser. 2019-4, Cl. B		2.32	7/15/2025	475,000		481,687
CarMax Auto Owner Trust, Ser. 2021-3, Cl. C		1.25	5/17/2027	500,000		486,455
Carvana Auto Receivables Trust, Ser. 2020-P1, Cl. C		1.32	11/9/2026	425,000		415,066
Carvana Auto Receivables Trust, Ser. 2021-N2, Cl. C		1.07	3/10/2028	375,000		370,571
Carvana Auto Receivables Trust, Ser. 2021-P1, Cl. B		1.19	1/11/2027	230,000		224,736
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. B		1.98	2/10/2028	125,000		124,030

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.2% (continued)
Asset-Backed Certificates/Auto Receivables - 13.9% (continued)
Chesapeake Funding II, Ser. 2019-1A, Cl. A2, 1 Month LIBOR +.40%		0.50	4/15/2031	93,603	[b,c]	93,615
CPS Auto Receivables Trust, Ser. 2021-D, Cl. B		1.09	10/15/2027	525,000	[b]	519,637
Drive Auto Receivables Trust, Ser. 2020-1, Cl. C		2.36	3/16/2026	250,000		251,537
Drive Auto Receivables Trust, Ser. 2021-2, Cl. B		0.58	12/15/2025	390,000		386,317
DT Auto Owner Trust, Ser. 2020-1A, Cl. B		2.16	5/15/2024	262,090	[b]	262,717
DT Auto Owner Trust, Ser. 2020-1A, Cl. C		2.29	11/17/2025	500,000	[b]	504,132
DT Auto Owner Trust, Ser. 2020-2A, Cl. B		2.08	3/16/2026	350,000	[b]	351,841
DT Auto Owner Trust, Ser. 2021-2A, Cl. B		0.81	1/15/2027	675,000	[b]	670,625
Exeter Automobile Receivables Trust, Ser. 2020-2A, Cl. B		2.08	7/15/2024	136,757	[b]	136,966
Exeter Automobile Receivables Trust, Ser. 2021-2A, CI. B		0.57	9/15/2025	490,000		487,638
Exeter Automobile Receivables Trust, Ser. 2021-2A, Cl. C		0.98	6/15/2026	475,000		469,878
Exeter Automobile Receivables Trust, Ser. 2021-3A, Cl. B		0.69	1/15/2026	390,000		385,087
Ford Auto Securitization Trust, Ser. 2020-AA, Cl. B	CAD	1.87	6/15/2026	450,000	[b]	348,254
Ford Credit Auto Owner Trust, Ser. 2018-2, Cl. A		3.47	1/15/2030	129,000	[b]	133,134
Ford Credit Auto Owner Trust, Ser. 2020-2, Cl. B		1.49	4/15/2033	375,000	[b]	365,772
Ford Credit Floorplan Master Owner Trust A, Ser. 2019-1, Cl. B		3.04	3/15/2024	500,000		503,441
GM Financial Automobile Leasing Trust, Ser. 2021-3, Cl. B		0.76	7/21/2025	500,000		490,419
GM Financial Consumer Automobile Receivables Trust, Ser. 2020-4, Cl. B		0.73	3/16/2026	300,000		294,462
GMF Canada Leasing Trust, Ser. 2020-1A, Cl. B	CAD	1.69	11/20/2025	550,000	[b]	431,048
GMF Canada Leasing Trust, Ser. 2021-1A, Cl. B	CAD	1.26	5/20/2026	850,000	[b]	659,592
Hertz Vehicle Financing, Ser. 2021-1A, CI. A		1.21	12/26/2025	650,000	[b]	637,382
MBarc Credit Canada, Ser. 2021-AA, Cl. A3	CAD	0.93	2/17/2026	325,000	[b]	251,726

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.2% (continued)
Asset-Backed Certificates/Auto Receivables - 13.9% (continued)
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4		3.63	9/10/2025	163,339	[b]	164,844
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4		2.76	12/10/2024	42,739	[b]	42,897
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4		3.50	5/12/2025	382,265	[b]	386,886
Oscar US Funding XIII, Ser. 2021-2A, Cl. A4		1.27	9/11/2028	600,000	[b]	590,920
Santander Drive Auto Receivables Trust, Ser. 2020-2, Cl. C		1.46	9/15/2025	215,000		215,673
Santander Drive Auto Receivables Trust, Ser. 2021-4, CI. C		1.26	2/16/2027	260,000		256,441
Santander Retail Auto Lease Trust, Ser. 2019-A, Cl. C		3.30	5/22/2023	70,921	[b]	71,015
Santander Retail Auto Lease Trust, Ser. 2020-A, Cl. C		2.08	3/20/2024	750,000	[b]	755,615
Silver Arrow Canada, Ser. 2019-1A, Cl. A3	CAD	2.40	8/15/2026	365,000		289,277
Tesla Auto Lease Trust, Ser. 2019-A, Cl. B		2.41	12/20/2022	550,000	[b]	554,585
Tesla Auto Lease Trust, Ser. 2020-A, Cl. B		1.18	1/22/2024	100,000	[b]	99,915
Tesla Auto Lease Trust, Ser. 2021-A, CI. C		1.18	3/20/2025	275,000	[b]	271,540
Westlake Automobile Receivables Trust, Ser. 2021-1A, Cl. C		0.95	3/16/2026	510,000	[b]	505,416
					17,183,560
Asset-Backed Certificates/Student Loans - .1%
Navient Private Education Loan Trust, Ser. 2014-AA, Cl. A2A		2.74	2/15/2029	165,431	[b]	166,710
Automobiles & Components - 1.9%
Daimler Finance North America, Gtd. Notes		0.75	3/1/2024	650,000	[b]	638,400
Ford Motor Credit, Sr. Unscd. Notes		2.30	2/10/2025	290,000		284,987
Ford Motor Credit, Sr. Unscd. Notes		3.38	11/13/2025	300,000		300,843
General Motors, Sr. Unscd. Notes		5.40	10/2/2023	350,000		370,981
General Motors Financial, Sr. Unscd. Notes		1.70	8/18/2023	300,000		300,250
Volkswagen Group of America Finance, Gtd. Notes		1.25	11/24/2025	500,000	[b]	483,583
					2,379,044
Banks - 8.4%
Banco Santander, Sr. Unscd. Notes		1.85	3/25/2026	600,000		584,950
Banco Santander Mexico, Sr. Unscd. Notes		5.38	4/17/2025	200,000	[b]	216,045

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.2% (continued)
Banks - 8.4% (continued)
Bank of America, Jr. Sub. Notes, Ser. JJ	5.13	6/20/2024	192,000	[d]	198,360
Bank of America, Jr. Sub. Notes, Ser. X	6.25	9/5/2024	196,000	[d]	207,883
Bank of America, Sr. Unscd. Notes	0.98	9/25/2025	700,000		682,132
Barclays, Sr. Unscd. Notes	3.93	5/7/2025	300,000		311,585
Barclays, Sr. Unscd. Notes	4.61	2/15/2023	325,000		325,381
BNP Paribas, Sr. Unscd. Notes	2.22	6/9/2026	325,000	[b]	322,261
BNP Paribas, Sub. Notes	4.38	3/1/2033	300,000	[b]	315,995
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	0.45	6/22/2023	650,000		642,503
CIT Group, Sub. Notes	6.13	3/9/2028	275,000		319,437
Citigroup, Jr. Sub. Bonds, Ser. W	4.00	12/10/2025	600,000	[d]	594,000
Credit Agricole, Sub. Notes	4.38	3/17/2025	600,000		634,946
Credit Suisse Group, Sr. Unscd. Notes	2.59	9/11/2025	500,000	[b]	503,074
HSBC Holdings, Sr. Unscd. Notes	0.73	8/17/2024	255,000		251,002
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	280,000		290,344
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. FF	5.00	8/1/2024	614,000	[d]	625,129
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	425,000		436,232
KeyBank, Sr. Unscd. Notes	1.25	3/10/2023	300,000		300,220
National Bank of Canada, Gtd. Notes	0.75	8/6/2024	330,000		322,031
NatWest Group, Sr. Unscd. Notes	3.88	9/12/2023	325,000		335,340
The Goldman Sachs Group, Jr. Sub. Notes, Ser. T	3.80	5/10/2026	350,000	[d]	337,501
The Goldman Sachs Group, Sr. Unscd. Notes	0.93	10/21/2024	660,000		650,503
The PNC Financial Services Group, Jr. Sub. Bonds, Ser. T	3.40	9/15/2026	1,000,000	[d]	944,990
				10,351,844
Beverage Products - .1%
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	177,000		182,809
Chemicals - 1.0%
Braskem Netherlands Finance, Gtd. Notes	4.50	1/10/2028	500,000	[e]	516,275
MEGlobal Canada, Gtd. Notes	5.00	5/18/2025	300,000		322,500
Nutrien, Sr. Unscd. Notes	1.90	5/13/2023	100,000		100,529
SPCM, Sr. Unscd. Notes	3.13	3/15/2027	250,000	[b]	239,281
				1,178,585
Collateralized Loan Obligations Debt - 7.0%
Antares CLO, Ser. 2020-1A, Cl. A1R, 3 Month LIBOR +1.46%	1.59	10/23/2033	350,000	[b,c]	349,421

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.2% (continued)
Collateralized Loan Obligations Debt - 7.0% (continued)
Arbor Realty Commercial Real Estate Notes CLO, Ser. 2021-FLA, Cl. A, 1 Month LIBOR +1.35%	1.45	11/15/2036	365,000	[b,c]	365,825
Avery Point VII CLO, Ser. 2015-7A, Cl. AR2, 3 Month LIBOR +.96%	1.20	1/15/2028	246,532	[b,c]	246,649
Bain Capital Credit CLO, Ser. 2020-3A, Cl. A1R, 3 Month LIBOR +1.16%	1.42	10/23/2034	360,000	[b,c]	360,488
Ballyrock CLO, Ser. 2020-2A, Cl. A1R, 3 Month LIBOR +1.01%	1.26	10/20/2031	275,000	[b,c]	275,053
California Street IX CLO, Ser. 2012-9A, CI. AR3, 3 Month LIBOR +1.10%	1.34	7/16/2032	500,000	[b,c]	500,463
Carlyle US CLO, Ser. 2017-1A, Cl. A1R, 3 Month LIBOR +1.00%	1.25	4/20/2031	500,000	[b,c]	500,249
Cent 21 CLO, Ser. 2014-21A, Cl. A1R3, 3 Month LIBOR +.97%	1.24	7/27/2030	325,000	[b,c]	325,104
Columbia Cent 30 CLO, Ser. 2020-30A, Cl. A1, 3 Month LIBOR +1.31%	1.56	1/20/2034	330,000	[b,c]	330,967
Dryden 41 Senior Loan Fund CLO, Ser. 2015-41A, Cl. AR, 3 Month LIBOR +.97%	1.21	4/15/2031	275,000	[b,c]	275,362
Dryden 83 CLO, Ser. 2020-83A, Cl. B, 3 Month LIBOR +1.60%	1.84	1/18/2032	600,000	[b,c]	600,289
Madison Park Funding XXVII CLO, Ser. 2018-27A, Cl. A1A, 3 Month LIBOR +1.03%	1.28	4/20/2030	300,000	[b,c]	300,121
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. A, 3 Month LIBOR +.75%	0.99	4/15/2029	371,890	[b,c]	372,059
Magnetite XIX CLO, Ser. 2017-19A, Cl. AR, 3 Month LIBOR +1.05%	1.29	4/17/2034	325,000	[b,c]	324,226
Magnetite XVII CLO, Ser. 2016-17A, Cl. AR, 3 Month LIBOR +1.10%	1.35	7/20/2031	325,000	[b,c]	325,644
MF1 CLO, Ser. 2021-FL7, CI. AS, 1 Month LIBOR +1.45%	1.55	10/16/2036	500,000	[b,c]	496,746
MF1 CLO, Ser. 2022-FL8, CI. AS, 1 Month SOFR +1.75%	1.80	2/19/2037	375,000	[b,c]	375,384
Neuberger Berman Loan Advisers 40 CLO, Ser. 2021-40A, Cl. B, 3 Month LIBOR +1.40%	1.64	4/16/2033	400,000	[b,c]	399,496
RIN IV CLO, Ser. 2021-1A, CI. A, 3 Month LIBOR +1.30%	1.55	4/20/2033	250,000	[b,c]	250,611
Symphony XV CLO, Ser. 2014-15A, Cl. BR3, 3 Month LIBOR +1.55%	1.79	1/17/2032	550,000	[b,c]	550,253

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.2% (continued)
Collateralized Loan Obligations Debt - 7.0% (continued)
Symphony XXIV CLO, Ser. 2020-24A, Cl. A, 3 Month LIBOR +1.20%	1.46	1/23/2032	300,000	[b,c]	300,280
Taconic Park CLO, Ser. 2016-1A, Cl. A1R, 3 Month LIBOR +1.00%	1.25	1/20/2029	300,000	[b,c]	300,153
Thompson Park CLO, Ser. 2021-1A, CI. A1, 3 Month LIBOR +1.00%	1.24	4/15/2034	350,000	[b,c]	348,746
Voya CLO, Ser. 2019-1A, Cl. AR, 3 Month LIBOR +1.06%	1.30	4/15/2031	150,000	[b,c]	150,151
				8,623,740
Commercial & Professional Services - .4%
Avis Budget Car Rental, Gtd. Notes	5.75	7/15/2027	500,000	[b,e]	514,250
Commercial Mortgage Pass-Through Certificates - 14.2%
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A	3.68	12/17/2036	282,012	[b]	289,402
Bank, Ser. 2020-BN25, Cl. A2	2.76	1/15/2063	335,000		338,223
BBCMS Mortgage Trust, Ser. 2019-BWAY, Cl. A, 1 Month LIBOR +.96%	1.06	11/15/2034	275,000	[b,c]	274,444
Benchmark Mortgage Trust, Ser. 2020-B16, Cl. A2	2.88	2/15/2053	325,000		331,352
BF Mortgage Trust, Ser. 2019-NYT, Cl. A, 1 Month LIBOR +1.20%	1.31	12/15/2035	610,000	[b,c]	606,736
BF Mortgage Trust, Ser. 2019-NYT, Cl. B, 1 Month LIBOR +1.40%	1.51	12/15/2035	365,000	[b,c]	362,221
BSREP Commercial Mortgage Trust, Ser. 2021-DC, Cl. C, 1 Month LIBOR +1.55%	1.66	8/15/2038	500,000	[b,c]	497,821
BX Commercial Mortgage Trust, Ser. 2019-IMC, Cl. A, 1 Month LIBOR +1.00%	1.11	4/15/2034	500,000	[b,c]	499,877
BX Commercial Mortgage Trust, Ser. 2020-BXLP, Cl. B, 1 Month LIBOR +1.00%	1.11	12/15/2036	411,070	[b,c]	411,051
BX Commercial Mortgage Trust, Ser. 2020-VKNG, Cl. B, 1 Month LIBOR +1.13%	1.24	10/15/2037	308,410	[b,c]	307,828
BX Commercial Mortgage Trust, Ser. 2021-ACNT, Cl. B, 1 Month LIBOR +1.25%	1.36	11/15/2026	500,000	[b,c]	499,099
BXHPP Trust, Ser. 2021-FILM, Cl. B, 1 Month LIBOR +.90%	1.01	8/15/2036	450,000	[b,c]	446,135
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%	1.18	12/15/2037	500,000	[b,c]	500,784
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. B, 1 Month LIBOR +1.25%	1.36	12/15/2037	100,000	[b,c]	100,143

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.2% (continued)
Commercial Mortgage Pass-Through Certificates - 14.2% (continued)
CGDB Commercial Mortgage Trust, Ser. 2019-MOB, Cl. B, 1 Month LIBOR +1.25%	1.36	11/15/2036	675,000	[b,c]	671,591
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. C, 1 Month LIBOR +1.75%	1.86	6/15/2034	694,928	[b,c]	685,398
Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Cl. B	4.35	10/10/2047	270,000		281,471
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	320,000		325,187
Commercial Mortgage Trust, Ser. 2014-CR20, Cl. A3	3.33	11/10/2047	194,589		199,290
Commercial Mortgage Trust, Ser. 2015-LC23, Cl. A3	3.52	10/10/2048	430,000		446,933
CSAIL Commercial Mortgage Trust, Ser. 2015-C1, Cl. A3	3.24	4/15/2050	480,679		487,123
CSAIL Commercial Mortgage Trust, Ser. 2017-C8, Cl. A2	2.99	6/15/2050	377,573		377,801
DBWF Mortgage Trust, Ser. 2016-85T, Cl. A	3.79	12/10/2036	350,000	[b]	372,463
GS Mortgage Securities Trust, Ser. 2019-70P, Cl. B, 1 Month LIBOR +1.32%	1.43	10/15/2036	560,000	[b,c]	550,911
HPLY Trust, Ser. 2019-HIT, Cl. A, 1 Month LIBOR +1.00%	1.11	11/15/2036	391,035	[b,c]	389,891
JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C30, Cl. A4	3.55	7/15/2048	500,000		517,623
KKR Industrial Portfolio Trust, Ser. 2021-KDIP, Cl. C, 1 Month LIBOR +1.00%	1.11	12/15/2037	255,000	[b,c]	252,775
Lanark Master Issuer, Ser. 2020-1A, Cl. 1A	2.28	12/22/2069	225,000	[b]	226,838
LIFE Mortgage Trust, Ser. 2021-BMR, CI. C, 1 Month LIBOR +1.10%	1.21	3/15/2038	500,000	[b,c]	495,265
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C13, Cl. A3	3.77	11/15/2046	889,229		908,359
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C17, Cl. A4	3.44	8/15/2047	549,170		556,118
Natixis Commercial Mortgage Securities Trust, Ser. 2020-2PAC, Cl. A	2.97	12/15/2038	490,000	[b]	497,430
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, CI. A1	2.28	1/25/2026	635,000	[b]	635,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.2% (continued)
Commercial Mortgage Pass-Through Certificates - 14.2% (continued)
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	562,969	[b]	566,641
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A	2.75	3/17/2038	323,866	[b]	326,111
VASA Trust, Ser. 2021-VASA, CI. B, 1 Month LIBOR +1.25%	1.36	7/15/2039	425,000	[b,c]	424,862
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4	3.15	12/15/2047	685,000		699,028
Wells Fargo Commercial Mortgage Trust, Ser. 2015-C27, Cl. A4	3.19	2/15/2048	450,425		459,778
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C51, Cl. A1	2.28	6/15/2052	11,880		11,878
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, CI. A2	2.50	6/15/2053	300,000		301,763
Wells Fargo Commercial Mortgage Trust, Ser. 2021-SAVE, Cl. A, 1 Month LIBOR +1.15%	1.26	2/15/2040	181,804	[b,c]	182,167
WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Cl. ASB	2.98	6/15/2046	283,552		286,732
				17,601,543
Consumer Discretionary - 1.0%
Hilton Worldwide Finance, Gtd. Notes	4.88	4/1/2027	200,000		204,209
Lennar, Gtd. Notes	4.50	4/30/2024	600,000		631,353
Marriott International, Sr. Unscd. Notes, Ser. EE	5.75	5/1/2025	58,000		64,303
Taylor Morrison Holdings II, Gtd. Notes	5.63	3/1/2024	300,000		316,751
				1,216,616
Consumer Durables & Apparel - .8%
Kontoor Brands, Gtd. Notes	4.13	11/15/2029	1,000,000	[b]	960,350
Diversified Financials - 3.8%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	700,000		673,230
AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	500,000		492,007
Air Lease, Sr. Unscd. Notes	3.38	7/1/2025	625,000		638,982
Ally Financial, Jr. Sub. Notes, Ser. B	4.70	5/15/2026	400,000	[d]	396,710
Ally Financial, Sr. Unscd. Notes	3.05	6/5/2023	325,000		331,064
Capital One Financial, Sub. Notes	4.20	10/29/2025	650,000		691,542
Discover Financial Services, Sr. Unscd. Notes	3.75	3/4/2025	450,000		471,595
Mamoura Diversified Global Holding, Gtd. Notes	2.50	11/7/2024	320,000		325,600

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.2% (continued)
Diversified Financials - 3.8% (continued)
SLM, Sr. Unscd. Notes		4.20	10/29/2025	635,000		653,409
					4,674,139
Energy - 5.1%
Aker BP, Sr. Unscd. Notes		3.00	1/15/2025	325,000	[b]	332,491
Cheniere Corpus Christi Holdings, Sr. Scd. Notes		5.88	3/31/2025	585,000		639,206
Diamondback Energy, Gtd. Notes		2.88	12/1/2024	680,000		694,231
Enbridge, Gtd. Notes		1.60	10/4/2026	500,000		484,766
Enbridge, Gtd. Notes		2.50	1/15/2025	300,000		304,236
Energy Transfer, Sr. Unscd. Notes		2.90	5/15/2025	500,000		507,386
EQT, Sr. Unscd. Notes		3.13	5/15/2026	500,000	[b]	489,850
Marathon Petroleum, Sr. Unscd. Notes		3.63	9/15/2024	300,000		311,206
MPLX, Sr. Unscd. Notes		3.50	12/1/2022	155,000		157,830
Occidental Petroleum, Sr. Unscd. Notes		5.50	12/1/2025	310,000		329,391
Parkland, Gtd. Notes		4.63	5/1/2030	1,000,000	[b]	961,695
Petroleos Mexicanos, Gtd. Notes		4.25	1/15/2025	1,000,000	[e]	1,006,600
Pioneer Natural Resources, Sr. Unscd. Notes		0.55	5/15/2023	150,000		148,611
					6,367,499
Food Products - .7%
JBS Finance Luxembourg, Gtd. Notes		3.63	1/15/2032	325,000	[e]	310,282
MARB BondCo, Gtd. Bonds		3.95	1/29/2031	350,000		321,724
MARB BondCo, Gtd. Bonds		3.95	1/29/2031	260,000	[b]	238,677
					870,683
Foreign Governmental - .7%
Philippine, Sr. Unscd. Notes	EUR	0.40	2/3/2023	525,000		589,439
Romania, Sr. Unscd. Notes		4.88	1/22/2024	300,000	[e]	317,036
					906,475
Health Care - 2.1%
AbbVie, Sr. Unscd. Notes		3.80	3/15/2025	450,000		473,087
Bausch Health, Sr. Scd. Notes		5.75	8/15/2027	500,000	[b]	502,397
DaVita, Gtd. Notes		3.75	2/15/2031	345,000	[b]	317,567
Elanco Animal Health, Sr. Unscd. Notes		5.27	8/28/2023	300,000		312,000
HCA, Gtd. Notes		5.38	2/1/2025	300,000		319,688
Royalty Pharma, Gtd. Notes		1.20	9/2/2025	325,000		312,309
Shire Acquisitions Investments Ireland, Gtd. Notes		3.20	9/23/2026	300,000		311,204
					2,548,252
Industrial - .6%
General Electric, Jr. Sub. Debs., Ser. D, 3 Month LIBOR +3.33%		3.53	6/15/2022	755,000	[c,d]	741,787

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.2% (continued)
Insurance - 2.4%
Allianz, Jr. Sub. Bonds		3.20	10/30/2027	400,000	[b,d]	370,500
Berkshire Hathaway, Sr. Unscd. Notes	EUR	0.45	3/12/2025	875,000		975,321
Jackson Financial, Sr. Unscd. Notes		1.13	11/22/2023	410,000	[b]	405,430
MetLife, Jr. Sub. Debs.		6.40	12/15/2036	500,000		597,004
Prudential Financial, Jr. Sub. Notes		5.63	6/15/2043	600,000		621,348
					2,969,603
Materials - 1.6%
Ball, Gtd. Notes		5.25	7/1/2025	575,000		618,962
Berry Global, Sr. Scd. Notes		1.57	1/15/2026	175,000		168,989
Crown Americas, Gtd. Notes		4.75	2/1/2026	190,000		194,069
Sealed Air, Sr. Scd. Notes		1.57	10/15/2026	1,075,000	[b]	1,026,686
					2,008,706
Media - .6%
CCO Holdings, Sr. Unscd. Notes		4.25	2/1/2031	375,000	[b]	358,402
Charter Communications Operating, Sr. Scd. Notes		4.46	7/23/2022	380,000		384,263
					742,665
Metals & Mining - ..3%
Anglo American Capital, Gtd. Notes		3.63	9/11/2024	300,000	[b]	310,149
Municipal Securities - .5%
California Health Facilities Financing Authority, Revenue Bonds		0.95	6/1/2025	300,000		292,645
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C		1.33	11/1/2025	75,000		73,525
University of Washington, Revenue Bonds, Refunding, Ser. B		0.73	4/1/2026	325,000		312,621
					678,791
Real Estate - 4.3%
Blackstone Mortgage Trust, Sr. Scd. Notes		3.75	1/15/2027	500,000	[b]	479,760
CyrusOne, Gtd. Notes		2.90	11/15/2024	600,000		619,401
Equinix, Sr. Unscd. Notes		1.00	9/15/2025	430,000		411,950
GLP Capital, Gtd. Notes		3.25	1/15/2032	150,000		145,139
GLP Capital, Gtd. Notes		5.38	4/15/2026	710,000		767,922
Healthpeak Properties, Sr. Unscd. Notes		1.35	2/1/2027	515,000		492,860
MGM Growth Properties Operating Partnership, Gtd. Notes		3.88	2/15/2029	293,000	[b]	301,513
SBA Tower Trust, Asset Backed Notes		1.84	4/15/2027	500,000	[b]	489,328
SBA Tower Trust, Asset Backed Notes		1.88	1/15/2026	275,000	[b]	271,189

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.2% (continued)
Real Estate - 4.3% (continued)
SBA Tower Trust, Asset Backed Notes		2.84	1/15/2025	650,000	[b]	662,533
VICI Properties, Gtd. Notes		3.50	2/15/2025	324,000	[b]	323,139
WPC Eurobond, Gtd. Notes	EUR	1.35	4/15/2028	300,000		333,767
					5,298,501
Retailing - 1.0%
7-Eleven, Sr. Unscd. Notes		0.80	2/10/2024	500,000	[b]	490,320
Autozone, Sr. Unscd. Notes		3.63	4/15/2025	300,000		314,622
CK Hutchison Europe Finance 18, Gtd. Bonds	EUR	1.25	4/13/2025	300,000		346,343
Yum! Brands, Sr. Unscd. Notes		4.63	1/31/2032	149,000		148,551
					1,299,836
Semiconductors & Semiconductor Equipment - .6%
NXP, Gtd. Notes		2.65	2/15/2032	415,000	[b]	399,508
Skyworks Solutions, Sr. Unscd. Notes		1.80	6/1/2026	150,000		145,619
TSMC Arizona, Gtd. Notes		1.75	10/25/2026	240,000		236,192
					781,319
Supranational Bank - 1.2%
Africa Finance, Sr. Unscd. Notes		2.88	4/28/2028	225,000	[b]	220,660
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes		5.00	7/27/2027	300,000		325,338
The African Export-Import Bank, Sr. Unscd. Notes		3.80	5/17/2031	200,000	[b]	200,035
The African Export-Import Bank, Sr. Unscd. Notes		4.13	6/20/2024	300,000		312,627
The African Export-Import Bank, Sr. Unscd. Notes		5.25	10/11/2023	350,000		367,710
					1,426,370
Technology Hardware & Equipment - .3%
Dell International, Sr. Unscd. Notes		5.45	6/15/2023	106,000		110,856
Hewlett Packard Enterprise, Sr. Unscd. Notes		1.45	4/1/2024	300,000		297,696
					408,552
Telecommunication Services - 1.8%
AT&T, Sr. Unscd. Notes		4.05	12/15/2023	880,000		922,312
Level 3 Financing, Gtd. Notes		4.25	7/1/2028	150,000	[b]	143,368
Millicom International Cellular, Sr. Unscd. Notes		4.50	4/27/2031	200,000	[b]	196,335
Telefonica Emisiones, Gtd. Notes		4.10	3/8/2027	300,000		321,809
T-Mobile USA, Gtd. Notes		2.25	2/15/2026	300,000		289,616
T-Mobile USA, Sr. Scd. Notes		3.50	4/15/2025	300,000		311,646
					2,185,086

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.2% (continued)
Transportation - .3%
Canadian Pacific Railway, Gtd. Notes	1.35	12/2/2024	385,000		380,292
U.S. Government Agencies Collateralized Mortgage Obligations - .8%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3541, Cl. KB	4.00	6/15/2024	100,000	[f]	102,189
Federal Home Loan Mortgage Corp., REMIC, Ser. 4091 Cl. KC	3.00	8/15/2040	104,073	[f]	105,921
Federal Home Loan Mortgage Corp., REMIC, Ser. 4262, Cl. AB	2.50	1/15/2031	107,270	[f]	107,796
Federal Home Loan Mortgage Corp., REMIC, Ser. 4838, Cl. VA	4.00	3/15/2036	387,638	[f]	405,333
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2020-3, Cl. TTU	2.50	5/25/2060	130,748	[f]	132,296
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2018-2, Cl. A1	3.50	11/25/2028	72,279	[f]	74,286
Federal National Mortgage Association, REMIC, Ser. 2013-16, Cl. GP	3.00	3/25/2033	94,650	[f]	97,102
Government National Mortgage Association, Ser. 2011-H23, Cl. HA	3.00	12/20/2061	5,388		5,515
				1,030,438
U.S. Government Agencies Collateralized Municipal-Backed Securities - .1%
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Ser. 2021-MN1, Cl. M1, 1 Month SOFR +2.00%	2.05	1/25/2051	79,394	[b,c,f]	78,180
U.S. Government Agencies Mortgage-Backed - .2%
Federal Home Loan Mortgage Corp.:
2.50%, 7/1/2029			133,171	[f]	136,758
Federal National Mortgage Association:
2.00%, 3/1/2023			78,937	[f]	79,411
Government National Mortgage Association II:
7.00%, 12/20/2030-4/20/2031			2,411		2,781
7.50%, 11/20/2029-12/20/2030			2,629		2,969
				221,919
Utilities - 3.4%
American Electric Power, Jr. Sub. Notes	2.03	3/15/2024	170,000		170,302
Constellation Energy Generation, Sr. Unscd. Notes	3.25	6/1/2025	300,000		310,825
Dominion Energy, Sr. Unscd. Notes	3.90	10/1/2025	575,000		609,420
Duke Energy, Sr. Unscd. Notes	2.65	9/1/2026	300,000		305,995

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.2% (continued)
Utilities - 3.4% (continued)
Edison International, Sr. Unscd. Notes	2.40	9/15/2022	350,000		352,466
Edison International, Sr. Unscd. Notes	3.13	11/15/2022	350,000		354,688
Entergy, Sr. Unscd. Notes	0.90	9/15/2025	500,000		478,260
NRG Energy, Sr. Scd. Notes	2.00	12/2/2025	600,000	[b]	589,897
The AES, Sr. Unscd. Notes	1.38	1/15/2026	300,000		286,875
The AES, Sr. Unscd. Notes	3.30	7/15/2025	300,000	[b]	306,779
Xcel Energy, Sr. Unscd. Notes	1.75	3/15/2027	500,000		487,750
				4,253,257
Total Bonds and Notes (cost $113,956,703)			112,877,183
	Annualized Yield (%)
Short-Term Investments - 7.3%
U.S. Government Securities
U.S. Treasury Bills (cost $9,080,917)	0.38	7/28/2022	9,100,000	[g]	9,079,866
	1-Day Yield (%)		Shares
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $521,760)	0.09		521,760	[h]	521,760

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,839,000)	0.09	1,839,000	[h] 1,839,000
Total Investments (cost $125,398,380)		100.4%	124,317,809
Liabilities, Less Cash and Receivables		(0.4%)	(549,014)
Net Assets		100.0%	123,768,795

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

CAD—Canadian Dollar

EUR—Euro

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, these securities were valued at $54,167,708 or 43.77% of net assets.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Security, or portion thereof, on loan. At January 31, 2022, the value of the fund’s securities on loan was $2,098,729 and the value of the collateral was $2,157,052, consisting of cash collateral of $1,839,000 and U.S. Government & Agency securities valued at $318,052. In addition, the value of collateral may include pending sales that are also on loan.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Security is a discount security. Income is recognized through the accretion of discount.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Asset Backed Securities	23.1
Financial	18.8
Mortgage Securities	15.3
Government	9.8
Collateralized Loan Obligations	7.0
Energy	5.1
Consumer, Cyclical	4.7
Consumer, Non-cyclical	3.6
Utilities	3.4
Industrial	3.2
Communications	2.4
Investment Companies	1.9
Basic Materials	1.2
Technology	.9
100.4

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 7/31/2021	Purchases ($)†	Sales ($)	Value ($) 1/31/2022	Dividends/ Distributions ($)
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	6,590,395	32,437,237	(38,505,872)	521,760	1,129
Investment of Cash Collateral for Securities Loaned - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - 1.5%	2,459,789	17,380,122	(18,000,911)	1,839,000	4,493	††
Total - 1.9%	9,050,184	49,817,359	(56,506,783)	2,360,760	5,622

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	74	3/31/2022	16,077,658	16,032,563	(45,095)
U.S. Treasury 5 Year Notes	29	3/31/2022	3,475,060	3,456,891	(18,169)
Futures Short
Euro-Bobl	13	3/8/2022	1,959,809[a]	1,931,345	28,464
Euro-Schatz	2	3/8/2022	252,089[a]	251,372	717
U.S. Treasury 10 Year Notes	31	3/22/2022	4,032,375	3,967,031	65,344
Ultra 10 Year U.S. Treasury Notes	26	3/22/2022	3,747,281	3,713,531	33,750
Gross Unrealized Appreciation				128,275
Gross Unrealized Depreciation				(63,264)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital
United States Dollar	2,649,505	Canadian Dollar	3,388,650	2/16/2022	(16,288)
J.P. Morgan Securities
United States Dollar	3,022,816	Euro	2,669,483	2/16/2022	22,829
Gross Unrealized Appreciation					22,829
Gross Unrealized Depreciation					(16,288)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,098,729)—Note 1(c):
Unaffiliated issuers	123,037,620	121,957,049
Affiliated issuers	2,360,760	2,360,760
Cash denominated in foreign currency	755,823	749,463
Receivable for investment securities sold		1,120,710
Dividends, interest and securities lending income receivable		494,452
Cash collateral held by broker—Note 4		180,518
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		22,829
Receivable for futures variation margin—Note 4		9,877
Receivable for shares of Common Stock subscribed		7,041
Prepaid expenses		22,363
		126,925,062
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		28,381
Cash overdraft due to Custodian		12,968
Liability for securities on loan—Note 1(c)		1,839,000
Payable for investment securities purchased		1,122,660
Payable for shares of Common Stock redeemed		28,602
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		16,288
Directors’ fees and expenses payable		3,499
Other accrued expenses		104,869
		3,156,267
Net Assets ($)		123,768,795
Composition of Net Assets ($):
Paid-in capital		135,433,719
Total distributable earnings (loss)		(11,664,924)
Net Assets ($)		123,768,795

Net Asset Value Per Share	Class D	Class P
Net Assets ($)	123,701,207	67,588
Shares Outstanding	12,281,443	6,694
Net Asset Value Per Share ($)	10.07	10.10

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2022 (Unaudited)

Investment Income ($):
Income:
Interest (net of $723 foreign taxes withheld at source)	1,307,400
Dividends from affiliated issuers	1,129
Income from securities lending—Note 1(c)	4,493
Total Income	1,313,022
Expenses:
Management fee—Note 3(a)	329,072
Shareholder servicing costs—Note 3(b)	321,934
Professional fees	66,443
Registration fees	23,008
Prospectus and shareholders’ reports	10,098
Chief Compliance Officer fees—Note 3(b)	7,286
Directors’ fees and expenses—Note 3(c)	5,932
Custodian fees—Note 3(b)	4,594
Loan commitment fees—Note 2	847
Miscellaneous	35,781
Total Expenses	804,995
Less—reduction in expenses due to undertaking—Note 3(a)	(376,340)
Net Expenses	428,655
Net Investment Income	884,367
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(94,984)
Net realized gain (loss) on futures	(115,630)
Net realized gain (loss) on forward foreign currency exchange contracts	118,842
Net realized gain (loss) on swap agreements	(58,497)
Net Realized Gain (Loss)	(150,269)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(3,479,276)
Net change in unrealized appreciation (depreciation) on futures	254,118
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	118,055
Net change in unrealized appreciation (depreciation) on swap agreements	8,440
Net Change in Unrealized Appreciation (Depreciation)	(3,098,663)
Net Realized and Unrealized Gain (Loss) on Investments	(3,248,932)
Net (Decrease) in Net Assets Resulting from Operations	(2,364,565)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Operations ($):
Net investment income	884,367	2,007,504
Net realized gain (loss) on investments	(150,269)	2,190,128
Net change in unrealized appreciation (depreciation) on investments	(3,098,663)	(1,832,714)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,364,565)	2,364,918
Distributions ($):
Distributions to shareholders:
Class D	(1,199,088)	(2,685,487)
Class P	(1,882)	(10,186)
Total Distributions	(1,200,970)	(2,695,673)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class D	10,295,206	21,736,270
Class P	-	899,986
Distributions reinvested:
Class D	1,106,944	2,480,501
Class P	1,882	10,186
Cost of shares redeemed:
Class D	(15,535,454)	(22,370,380)
Class P	(250,159)	(604,908)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(4,381,581)	2,151,655
Total Increase (Decrease) in Net Assets	(7,947,116)	1,820,900
Net Assets ($):
Beginning of Period	131,715,911	129,895,011
End of Period	123,768,795	131,715,911
Capital Share Transactions (Shares):
Class D
Shares sold	1,002,183	2,095,408
Shares issued for distributions reinvested	108,293	239,111
Shares redeemed	(1,519,276)	(2,155,570)
Net Increase (Decrease) in Shares Outstanding	(408,800)	178,949
Class P
Shares sold	-	86,455
Shares issued for distributions reinvested	183	980
Shares redeemed	(24,383)	(58,342)
Net Increase (Decrease) in Shares Outstanding	(24,200)	29,093

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class D Shares	January 31, 2022	Year Ended July 31,
(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	10.35	10.38	10.16	10.10	10.39	10.45
Investment Operations:
Net investment income[a]	.07	.16	.22	.25	.17	.09
Net realized and unrealized gain (loss) on investments	(.25)	.02	.25	.10	(.23)	(.02)
Total from Investment Operations	(.18)	.18	.47	.35	(.06)	.07
Distributions:
Dividends from net investment income	(.09)	(.19)	(.25)	(.21)	(.19)	(.13)
Dividends from net realized gain on investments	(.01)	(.02)	-	(.08)	(.04)	-
Total Distributions	(.10)	(.21)	(.25)	(.29)	(.23)	(.13)
Net asset value, end of period	10.07	10.35	10.38	10.16	10.10	10.39
Total Return (%)	(1.80)[b]	1.78	4.66	3.53	(.56)	.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.22[c]	1.19	1.16	1.07	1.05	1.00
Ratio of net expenses to average net assets	.65[c]	.65	.65	.65	.65	.65
Ratio of net investment income to average net assets	1.34[c]	1.53	2.18	2.48	1.70	.89
Portfolio Turnover Rate	28.13[b]	127.20[d]	98.18[d]	143.61	134.82	41.03
Net Assets, end of period ($ x 1,000)	123,701	131,395	129,876	137,065	141,674	169,057

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended July 31, 2021 and 2020 were 112.23% and 84.31%, respectively.

See notes to financial statements.

Six Months Ended
Class P Shares	January 31, 2022	Year Ended July 31,
(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	10.38	10.40	10.17	10.12	10.40	10.47
Investment Operations:
Net investment income[a]	.07	.17	.25	.25	.17	.09
Net realized and unrealized gain (loss) on investments	(.26)	.02	.22	.08	(.22)	(.04)
Total from Investment Operations	(.19)	.19	.47	.33	(.05)	.05
Distributions:
Dividends from net investment income	(.08)	(.19)	(.24)	(.20)	(.19)	(.12)
Dividends from net realized gain on investments	(.01)	(.02)	-	(.08)	(.04)	-
Total Distributions	(.09)	(.21)	(.24)	(.28)	(.23)	(.12)
Net asset value, end of period	10.10	10.38	10.40	10.17	10.12	10.40
Total Return (%)	(1.82)[b]	1.84	4.71	3.46	(.62)	.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.28[c]	1.08	1.60	1.23	1.19	1.12
Ratio of net expenses to average net assets	.70[c]	.70	.70	.70	.70	.70
Ratio of net investment income to average net assets	1.30[c]	1.49	2.37	2.47	1.67	.83
Portfolio Turnover Rate	28.13[b]	127.20[d]	98.18[d]	143.61	134.82	41.03
Net Assets, end of period ($ x 1,000)	68	321	19	147	244	249

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended July 31, 2021 and 2020 were 112.23% and 84.31%, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Short Term Income Fund (the “fund”) is the sole series of BNY Mellon Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective September 1, 2021 (the “Effective Date”), the Adviser has engaged its affiliate, Insight North America, LLC (the “Sub-Adviser”) as the fund’s sub-investment adviser pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser. As the fund’s sub-investment adviser, the Sub-Adviser provides the day-to-day management of the fund’s investments, subject to the Adviser’s supervision and approval. The Adviser (and not the fund) pays the Sub-Adviser for its sub-advisory services. As of the Effective Date, portfolio managers responsible for managing the fund’s investments who were employees of Mellon Investments Corporation (“Mellon”) in a dual employment arrangement with the Adviser, have become employees of the Sub-Adviser, and are no longer employees of Mellon.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 800 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Class D (500 million shares authorized) and Class P (300 million shares authorized). Class D and Class P shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative

U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	28,576,526	-	28,576,526
Collateralized Loan Obligations	-	8,623,740	-	8,623,740
Commercial Mortgage-Backed	-	17,601,543	-	17,601,543
Corporate Bonds	-	55,159,571	-	55,159,571
Foreign Governmental	-	906,475	-	906,475
Investment Companies	2,360,760	-	-	2,360,760
Municipal Securities	-	678,791	-	678,791
U.S. Government Agencies Collateralized Mortgage Obligations	-	1,030,438	-	1,030,438
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	78,180	-	78,180
U.S. Government Agencies Mortgage-Backed	-	221,919	-	221,919
U.S. Treasury Securities	-	9,079,866	-	9,079,866

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)(continued)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	22,829	-	22,829
Futures††	128,275	-	-	128,275
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(16,288)	-	(16,288)
Futures††	(63,264)	-	-	(63,264)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of January 31, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended January 31, 2022, BNY Mellon earned $612 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund invests in collateralized loan obligations (“CLO”). CLOs and other structured credit investments are generally backed by an asset or a pool of assets (typically senior secured loans, certain subordinated loans and other credit-related assets in the case of CLOs) which serve as collateral. The cash flows from CLOs and structured credit investments are split into two or more portions, called tranches, varying in risk and yield. The fund and other investors in CLOs and structured finance securities ultimately bear the credit risk of the underlying collateral. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. The riskiest portion is the “equity” tranche, which is subordinate to the other tranches in the event of defaults. Senior tranches typically have higher ratings and lower yields than its underlying securities, and may be rated investment grade. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

CLOs and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs and other structured finance securities. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including, but not limited to: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the possibility that the class of CLOs held by the fund is subordinate to other senior classes; and (4) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by CLOs may cause payments on the instruments the fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the fund may target. In addition, CLOs and other structured credit investments may be subject to prepayment risk. The fund will not invest in CLO equity tranches.

(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended July 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $10,184,674 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2021. The fund has $3,807,883

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of short-term capital losses and $6,376,791 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2021 was as follows: ordinary income $2,695,673. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2022, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of 0.50% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from August 1, 2021 through December 1, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.45% of the value of the fund’s average daily net assets. On or after December 1, 2022, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $376,340 during the period ended January 31, 2022.

As of the Effective Date, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.24% of the value of the fund’s average daily net assets.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of 0.20% of the value of the average daily net assets of Class D shares and 0.25% of the value of the average daily net assets of Class P shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2022, Class D and Class P shares were charged $131,415 and $267, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2022, the fund was charged $30,257 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates BNY Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2022, the fund was charged $4,594 pursuant to the custody agreement.

The fund compensates BNY Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended January 31, 2022, the fund was charged $1,623 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended January 31, 2022, the fund was charged $7,286 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $53,158, Shareholder Services Plan fees of $21,267, custodian fees of $4,005, Chief Compliance Officer fees of $4,836 and transfer agency fees of $10,039, which are offset against an expense reimbursement currently in effect in the amount of $64,924.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, futures, forward contracts and swap agreements, during the period ended January 31, 2022, amounted to $35,344,877 and $45,796,054, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended January 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2022 are set forth in the Statement of Investments.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at January 31, 2022 are set forth in the Statement of Investments.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At January 31, 2022, there were no credit default swap agreements outstanding.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of January 31, 2022 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	128,275	[1]	Interest rate risk	(63,264)	[1]
Foreign exchange risk	22,829	[2]	Foreign exchange risk	(16,288)	[2]
Gross fair value of derivative contracts	151,104			(79,552)

Statement of Assets and Liabilities location:
[1]			Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]			Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations during the period ended January 31, 2022 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Forward Contracts	[2]	Swap Agreements	[3]	Total
Interest rate	(115,630)		-		-		(115,630)
Foreign exchange	-		118,842		-		118,842
Credit	-		-		(58,497)		(58,497)
Total	(115,630)		118,842		(58,497)		(55,285)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[4]	Forward Contracts	[5]	Swap Agreements	[6]	Total
Interest rate	254,118		-		-		254,118
Foreign exchange	-		118,055		-		118,055
Credit	-		-		8,440		8,440
Total	254,118		118,055		8,440		380,613

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on forward foreign currency exchange contracts.
[3]	Net realized gain (loss) on swap agreements.
[4]	Net change in unrealized appreciation (depreciation) on futures.
[5]	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[6]	Net change in unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At January 31, 2022, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	128,275	(63,264)
Forward contracts	22,829	(16,288)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	151,104	(79,552)
Derivatives not subject to
Master Agreements	(128,275)	63,264
Total gross amount of assets
and liabilities subject to
Master Agreements	22,829	(16,288)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of January 31, 2022:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
J.P. Morgan Securities	22,829		-	-	22,829

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Barclays Capital	(16,288)		-	-	(16,288)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended January 31, 2022:

Average Market Value ($)
Interest rate futures	21,508,703
Forward contracts	8,052,384

The following summarizes the average notional value of swap agreements outstanding during the period ended January 31, 2022:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Average Notional Value ($)
Credit default swap agreements	2,848,571

At January 31, 2022, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $1,009,019, consisting of $1,184,886 gross unrealized appreciation and $2,193,905 gross unrealized depreciation.

At January 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

Effective on or about May 6, 2022, Class P shares of the fund will be converted to Class D shares of the fund.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on August 3-4, 2021, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class D shares with the performance of a group of retail no-load short investment-grade debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional short investment-grade debt funds (the “Performance Universe”), all for various periods ended June 30, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all retail no-load short investment-grade debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for all periods, except the five- and ten-year periods when it was below the median, and above the Performance Universe median for all periods, except the four-, five- and ten-year periods when it was below the median. The Board also considered that the fund’s yield performance was above the Performance Group and Performance Universe medians for seven of the ten one-year periods ended June 30, 2021 and further considered the relative proximity of the fund’s performance to the Performance Group median in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee (which was zero) was lower than the Expense Group and Expense Universe actual management fee medians and the fund’s total expenses were higher than the Expense Group and Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until December 1, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.45% of the fund’s average daily net assets.

Representatives of the Adviser noted that there were no other funds advised or administered by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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For More Information

BNY Mellon Short Term Income Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Insight North America, LLC
200 Park Avenue, 7th Floor

New York, NY 10166

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class D:DSTIX Class P:DSHPX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 0083SA0122

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Grade Funds, Inc.

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: March 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

         David DiPetrillo

          President (Principal Executive Officer)

Date: March 23, 2022

By: /s/ James Windels

        James Windels

       Treasurer (Principal Financial Officer)

Date: March 22, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)